GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 29, 2018
Non-compete agreements
Acquired Finite-Lived Intangible Assets
Weighted average amortization period	6 years 9 months 18 days
Customer relationships
Acquired Finite-Lived Intangible Assets
Weighted average amortization period	11 years 4 months 24 days
Licensing agreements
Acquired Finite-Lived Intangible Assets
Estimated useful life	10 years
Weighted average amortization period	10 years
Tradename
Acquired Finite-Lived Intangible Assets
Weighted average amortization period	11 years 8 months 12 days
Minimum | Non-compete agreements
Acquired Finite-Lived Intangible Assets
Estimated useful life	3 years
Minimum | Customer relationships
Acquired Finite-Lived Intangible Assets
Estimated useful life	5 years
Minimum | Tradename
Acquired Finite-Lived Intangible Assets
Estimated useful life	5 years
Maximum | Non-compete agreements
Acquired Finite-Lived Intangible Assets
Estimated useful life	15 years
Maximum | Customer relationships
Acquired Finite-Lived Intangible Assets
Estimated useful life	15 years
Maximum | Tradename
Acquired Finite-Lived Intangible Assets
Estimated useful life	15 years